Risk Management - Changes in Level 3 Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value measurement assets [line items]
Opening balance	¥ 2,696,951
Closing balance	2,897,591	¥ 2,696,951
Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	91,239	64,728
Purchases	63,106	26,032
Transferred into Level 3	3,537	2,454
Transferred out of Level 3	(6,657)	(3,938)
Total gains/(losses) recorded in profit or loss	(42)	(67)
Total gains/(losses) recorded in other comprehensive income	(204)	2,331
Disposals	(90)
Maturity	(3,790)	(301)
Closing balance	147,099	91,239
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	13,733	501
Purchases	47,909	13,533
Transferred into Level 3	0	0
Transferred out of Level 3	0	0
Total gains/(losses) recorded in profit or loss	0	0
Total gains/(losses) recorded in other comprehensive income	(519)	0
Disposals	0
Maturity	(3,790)	(301)
Closing balance	57,333	13,733
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	76,445	62,343
Purchases	15,197	12,499
Transferred into Level 3	2,842	1,326
Transferred out of Level 3	(5,598)	(2,054)
Total gains/(losses) recorded in profit or loss	0	0
Total gains/(losses) recorded in other comprehensive income	315	2,331
Disposals	(90)
Maturity	0	0
Closing balance	89,111	76,445
Securities at fair value through profit or loss [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	1,061	1,884
Purchases	0	0
Transferred into Level 3	695	1,128
Transferred out of Level 3	(1,059)	(1,884)
Total gains/(losses) recorded in profit or loss	(42)	(67)
Total gains/(losses) recorded in other comprehensive income	0	0
Disposals	0
Maturity	0	0
Closing balance	¥ 655	¥ 1,061